Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2034 Term Muni Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.3%
City of Huntsville, Series 2024A, GO,
5.00%, 12/01/36 ................. USD 10 $ 11,117
Arizona — 2.9%
Arizona Board of Regents
Series 2024B , RB , 5.00% , 07/01/37 ..... 25 27,423
Series 2024A , RB , 5.00% , 07/01/38 ..... 20 21,783
County of Pima, Series 2023A, COP,
5.00%, 12/01/34 ................. 20 21,987
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/35 ................. 35 38,955
110,148
California — 12.7%
California State Public Works Board
Series 2023B , RB , 5.00% , 12/01/34 ..... 30 33,088
Series 2024C , RB , 5.00% , 09/01/37 ..... 25 27,654
City & County of San Francisco, COP,
5.00%, 04/01/36 ................. 25 27,954
Los Angeles Department of Water & Power
Series 2024C , RB , 5.00% , 07/01/35 ..... 20 21,724
Series 2024C , RB , 5.00% , 07/01/38 ..... 20 21,363
Los Angeles Department of Water & Power
Water System, Series 2024B, RB,
5.00%, 07/01/38 ................. 30 32,162
Los Angeles Unified School District, Series
2022QRR, GO, 5.00%, 07/01/34 ....... 30 33,048
San Diego Community College District, Series
2011, GO, 0.00%, 08/01/34
(a)
......... 40 30,604
Santa Ana Unified School District, Series 2009B,
GO, 0.00%, 08/01/34
(a)
............. 20 15,218
State of California
GO , 4.00% , 08/01/34 ............... 30 31,576
GO , 5.00% , 08/01/34 ............... 50 56,612
Series 2024 , GO , 5.00% , 09/01/37 ...... 50 55,196
University of California
Series 2025CC , RB , 5.00% , 05/15/34 .... 25 28,166
Series 2024BV , RB , 5.00% , 05/15/37 .... 25 27,588
Series 2024BV , RB , 5.00% , 05/15/38 .... 25 27,395
469,348
Colorado — 1.1%
City of Boulder, Series 2024, RB,
5.00%, 12/01/34 ................. 35 39,627
Connecticut — 0.6%
State of Connecticut Special Tax, Series 2023,
RB, 5.00%, 07/01/36 .............. 20 21,968
Delaware — 0.3%
State of Delaware, Series 2024A, GO,
5.00%, 05/01/35 ................. 10 11,220
District of Columbia — 2.1%
District of Columbia, Series 2024A, GO,
5.00%, 08/01/34 ................. 40 44,740
District of Columbia Water & Sewer Authority,
Series 2026A, RB, 5.00%, 10/01/34 ..... 30 33,653
78,393
Florida — 6.4%
Central Florida Expressway Authority, Series
2024B, RB, 5.00%, 07/01/35 (AGC) ..... 40 44,546
County of Miami-Dade Water & Sewer System
Series 2025B , RB , 5.00% , 10/01/34 ..... 30 33,426
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2024B , RB , 5.00% , 10/01/35 ..... USD 30 $ 32,988
Series 2024B , RB , 5.00% , 10/01/38 ..... 30 32,311
JEA Electric System, Series 2024A, RB,
5.00%, 10/01/34 ................. 30 33,380
School Board of Miami-Dade County (The),
Series 2022A, GO, 5.00%, 03/15/34 (BAM) 25 27,095
School District of Broward County, Series 2022B,
COP, 5.00%, 07/01/34 ............. 30 32,329
236,075
Georgia — 0.7%
City of Atlanta Department of Aviation, Series
2024A-1, RB, 5.00%, 07/01/36 ........ 25 27,600
Illinois — 5.1%
City of Chicago Waterworks
Series 2023B , RB , 5.00% , 11/01/34 ..... 30 32,269
Series 2024A , RB , 5.00% , 11/01/34 ..... 30 32,566
Illinois State Toll Highway Authority, Series
2024A, RB, 5.00%, 01/01/36 ......... 30 33,157
Metropolitan Water Reclamation District
of Greater Chicago, Series 2007B, GO,
5.25%, 12/01/34 ................. 10 11,394
State of Illinois
Series 2024B , GO , 5.00% , 05/01/34 ..... 20 21,818
Series 2025D , GO , 5.00% , 09/01/37 ..... 30 32,136
State of Illinois Sales Tax, Series 2025A, RB,
5.00%, 06/15/34 ................. 25 27,329
190,669
Indiana — 0.8%
Purdue University, Series GG, RB,
5.00%, 07/01/34 ................. 25 28,009
Kentucky — 0.8%
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/35 ................. 25 28,025
Louisiana — 0.9%
State of Louisiana, Series 2023A, GO,
5.00%, 02/01/34 ................. 30 33,433
Maryland — 0.9%
Maryland State Transportation Authority, Series
2024A, RB, 5.00%, 07/01/38 ......... 20 21,836
State of Maryland, Series 2024A, GO,
5.00%, 06/01/34 ................. 10 11,241
33,077
Massachusetts — 1.9%
Commonwealth of Massachusetts
Series 2024B , GO , 5.00% , 11/01/34 ..... 35 39,155
Series 2024A , GO , 5.00% , 03/01/38 ..... 30 32,744
71,899
Minnesota — 2.9%
City of Minneapolis, Series 2025, GO,
5.00%, 12/01/34 ................. 25 28,250
Metropolitan Council, Series 2024B, GO,
5.00%, 03/01/36 ................. 30 33,335
State of Minnesota, Series 2024A, GO,
5.00%, 08/01/36 ................. 40 44,363
105,948

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2034 Term Muni Bond ETF
2
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri — 1.2%
Missouri Joint Municipal Electric Utility
Commission
Series 2025 , RB , 5.00% , 01/01/34 ...... USD 20 $ 22,052
Series 2025 , RB , 5.00% , 12/01/34 ...... 20 22,151
44,203
Nebraska — 1.8%
Omaha Public Power District, Series 2024A, RB,
5.00%, 02/01/34 ................. 60 66,631
Nevada — 2.5%
Clark County School District, Series 2024B, GO,
5.00%, 06/15/36 ................. 30 32,727
County of Clark, Series 2024, RB,
5.00%, 07/01/36 ................. 35 38,516
Las Vegas Valley Water District, Series 2024A,
GO, 5.00%, 06/01/37 .............. 20 22,001
93,244
New Hampshire — 0.9%
New Hampshire Municipal Bond Bank, Series
2025B, RB, 5.00%, 08/15/36 ......... 30 33,049
New Jersey — 2.7%
New Jersey Economic Development Authority,
Series 2024SSS, RB, 5.00%, 06/15/34 ... 15 16,511
New Jersey Transportation Trust Fund Authority
Series 2024A , RB , 5.00% , 06/15/34 ..... 20 22,087
Series 2024CC , RB , 5.00% , 06/15/34 .... 55 60,740
99,338
New York — 10.9%
City of New York
Series 2024E , GO , 5.00% , 08/01/34 ..... 35 38,502
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/34 ................ 20 21,608
Series 2024D , GO , 5.00% , 04/01/36 ..... 30 32,712
Series 2024C , GO , 5.00% , 03/01/38 ..... 20 21,418
Metropolitan Transportation Authority, Series
2024B, RB, 5.00%, 11/15/38 ......... 25 26,867
New York City Transitional Finance Authority
Future Tax Secured
Series 2022D, Sub-Series D-1 , RB ,
5.00% , 11/01/34 ................ 30 32,309
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/34 ................ 20 22,161
Series 2024D-1 , RB , 5.00% , 11/01/35 .... 30 32,969
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/35 ................ 20 22,090
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/35 ................ 20 22,090
Series 2022G, Sub-Series G-1 , RB ,
5.00% , 05/01/37 ................ 30 32,683
Series 2025E , RB , 5.00% , 11/01/38 ..... 10 10,779
New York State Dormitory Authority
Series 2024B , RB , 5.00% , 03/15/34 ..... 35 39,336
Series 2024A , RB , 5.00% , 03/15/38 ..... 20 21,599
Triborough Bridge & Tunnel Authority, Series
2024C, RB, 5.00%, 11/15/38 ......... 25 27,316
404,439
North Carolina — 1.6%
City of Charlotte Water & Sewer System, Series
2024, RB, 5.00%, 07/01/37 .......... 55 60,877
Security
Par (000)
Par (000) Value
Ohio — 2.6%
Ohio State University (The), Series 2024A, RB,
5.00%, 12/01/34 ................. USD 20 $ 22,445
Ohio Water Development Authority Water
Pollution Control Loan Fund, Series 2023B,
RB, 5.00%, 06/01/34 .............. 15 16,598
State of Ohio
Series 2025B , GO , 5.00% , 11/01/34 ..... 30 33,691
Series 2025C , GO , 5.00% , 11/01/38 ..... 20 21,863
94,597
Oklahoma — 0.6%
University of Oklahoma (The), Series 2024A,
RB, 5.00%, 07/01/37 (BAM) .......... 20 21,812
Oregon — 0.6%
State of Oregon, Series 2024D, GO,
5.00%, 06/01/35 ................. 20 22,280
Pennsylvania — 2.8%
Commonwealth of Pennsylvania, Series 2024,
GO, 5.00%, 08/15/37 .............. 25 27,447
Pennsylvania State University (The), Series
2025A, RB, 5.00%, 09/01/34 ......... 20 22,414
Pennsylvania Turnpike Commission, Series
2023-1, RB, 5.00%, 12/01/34 ......... 50 54,814
104,675
Tennessee — 3.4%
City of Memphis Light Gas & Water Division
Electric System, Series 2024, RB,
5.00%, 12/01/34 ................. 40 44,698
County of Hamilton, Series 2024A, GO,
5.00%, 08/01/38 ................. 30 32,915
County of Shelby, Series 2025A, GO,
5.00%, 04/01/36 ................. 15 16,577
Metropolitan Government Nashville & Davidson
County Sports Authority, Series 2023A, RB,
5.00%, 07/01/36 ................. 30 32,663
126,853
Texas — 15.9%
Arlington Independent School District
Series 2023 , GO , 5.00% , 02/15/34 ( PSF ) .. 30 32,990
Series 2025 , GO , 5.00% , 02/15/36 ( PSF ) .. 30 33,009
Board of Regents of the University of Texas
System, Series 2024B, RB, 5.00%, 08/15/38 30 32,684
Central Texas Regional Mobility Authority, Series
2025B, RB, 5.00%, 01/01/34 ......... 25 27,501
City of Austin Water & Wastewater System,
Series 2024, RB, 5.00%, 11/15/34 ...... 20 22,281
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/34 .......... 20 21,853
City of Frisco
Series 2024A , GO , 5.00% , 02/15/36 ..... 25 27,454
Series 2024 , GO , 5.00% , 02/15/37 ...... 20 21,823
County of Fort Bend, Series 2024, GO,
5.00%, 03/01/35 ................. 20 22,060
County of Harris Toll Road, Series 2024A, RB,
5.00%, 08/15/34 ................. 35 38,949
Cypress-Fairbanks Independent School District,
Series 2024B, GO, 5.00%, 02/15/36 (PSF) . 20 22,020
Dallas Fort Worth International Airport, Series
2023B, RB, 5.00%, 11/01/34 ......... 30 33,089
DeSoto Independent School District, Series
2025, GO, 5.00%, 08/15/34 (PSF) ...... 20 22,316

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2034 Term Muni Bond ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Texas (continued)
Hays Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/34 (PSF) .. USD 30 $ 33,372
Lower Colorado River Authority, Series 2025,
RB, 5.00%, 05/15/34 .............. 30 33,103
North Texas Tollway Authority, Series 2008D,
RB, 0.00%, 01/01/34
(a)
............. 20 15,298
Northwest Independent School District, Series
2024, GO, 5.00%, 02/15/34 (PSF) ...... 20 21,944
Permanent University Fund - University of Texas
System, Series 2024B, RB, 5.00%, 07/01/38 25 27,231
Princeton Independent School District, Series
2024, GO, 5.00%, 02/15/34 (PSF) ...... 20 22,024
Texas A&M University, Series 2024A, RB,
5.00%, 05/15/36 ................. 40 44,046
Texas State University System, Series 2024, RB,
5.00%, 03/15/34 ................. 30 33,330
588,377
Utah — 1.5%
Central Valley Water Reclamation Facility, Series
2024, RB, 5.00%, 03/01/37 .......... 20 22,109
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/34 ................. 30 32,529
54,638
Virginia — 0.7%
County of Fairfax, Series 2024A, GO,
4.00%, 10/01/34 (SAW) ............ 25 25,916
Washington — 6.5%
City of Tacoma Electric System, Series 2025B,
RB, 5.00%, 01/01/34 .............. 35 38,952
County of King, Series 2024A, RB,
5.00%, 01/01/37 ................. 25 27,620
Snohomish County School District No. 15
Edmonds, Series 2024, GO, 5.00%, 12/01/37
(GTD) ....................... 20 21,868
Security
Par (000)
Par (000) Value
Washington (continued)
State of Washington
Series R-2022C , GO , 4.00% , 07/01/34 ... USD 30 $ 30,728
Series 2024D , GO , 5.00% , 06/01/38 ..... 30 32,709
University of Washington
Series 2024A , RB , 5.00% , 04/01/34 ..... 25 27,890
Series 2024A , RB , 5.00% , 04/01/35 ..... 10 11,096
Series 2024A , RB , 5.00% , 04/01/37 ..... 45 49,416
240,279
Wisconsin — 1.5%
Milwaukee Metropolitan Sewerage District,
Series 2024D, GO, 5.00%, 10/01/34 ..... 20 21,873
State of Wisconsin, Series 2024-1, GO,
5.00%, 05/01/37 ................. 30 32,949
54,822
Total Long-Term Investments — 98 .1%
(Cost: $ 3,702,779 ) ............................... 3,632,586
Shares
Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(b) (c)
......... 28,864 28,867
Total Short-Term Securities — 0 .8%
(Cost: $ 28,867 ) ................................. 28,867
Total Investments — 98 .9%
(Cost: $ 3,731,646 ) ............................... 3,661,453
Other Assets Less Liabilities — 1.1% .................... 43,096
Net Assets — 100.0% ...............................
$ 3,704,549
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/07/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 28,867
(b)
$ — $ — $ — $ 28,867 28,864 $ 140 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2034 Term Muni Bond ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,632,586 $ — $ 3,632,586
Short-Term Securities
Money Market Funds ...................................... 28,867 — — 28,867
$ 28,867 $ 3,632,586 $ — $ 3,661,453
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
PSF Permanent School Fund
RB Revenue Bonds
SAW State Aid Withholding